Note 15 - Deconsolidation of GB Sciences Puerto Rico, LLC	12 Months Ended
Mar. 31, 2018
Disclosure Text Block [Abstract]
Note 15 - Deconsolidation of GB Sciences Puerto Rico, LLC

Note 15 – Deconsolidation of GB Sciences Puerto Rico, LLC

During the third quarter of the fiscal year, the Company agreed to transfer approximately 17% of its membership interest in GB Sciences Puerto Rico, LLC (GBSPR) to Cesar Cordero-Kruger, who at the time of the agreement owned approximately 34% of GBSPR. The Company did not receive any consideration in the transaction but was relieved of any obligation to fund the losses of GBSPR going forward.

As the result of the transaction, the Company deconsolidated the assets, liabilities and noncontrolling interests of GBSPR since its ownership interest was reduced to a non-controlling level.

Total net liabilities deconsolidated were $228,572, which consisted of the following:

October 1, 2017
Cash and cash equivalents	$ 19,417
Long term deposits	112,134
Property and equipment	45,752
Less:
Accrued liabilities	405,000
Other liabilities	875
Net liabilities deconsolidated	$ (228,572)

GBSPR has a history of recorded losses and no revenue or sales contracts to date. Its liabilities exceed its assets and management does not have any reason to believe that GBSPR will ever generate positive cash flows to the Company. The Company is not obligated to fund GBSPR’s future losses. Based on these facts, the Company determined that the fair value of its remaining interest in GBSPR is zero and recorded a gain on the deconsolidation of GBSPR, calculated as follows:

October 1, 2017
Consideration received	$ -
Fair value of retained noncontrolling interest	-
Carrying value of noncontrolling interest	129,396
Net liabilities deconsolidated	228,572
Gain on sale of membership interest in GB Sciences Puerto Rico, LLC	$ 357,968

The gain on deconsolidation of GBSPRLLC is classified under the other income/(expense) caption in the Company’s Consolidated Statement of Operations for the year ended March 31, 2018.

The investment in GBSPR will be accounted for under the equity method, as the Company maintains significant influence but lacks control over GBSPR. Because the Company is not obligated to and does not intend to fund future losses, the Company’s share of GBSPR’s net losses will be suspended until GBSPR achieves cumulative net profitability.